ADVANCES RECEIVABLE	12 Months Ended
Dec. 31, 2024
Advances Receivable [Abstract]
ADVANCES RECEIVABLE [Text Block]

3. ADVANCES RECEIVABLE

The advances receivable as at December 31, 2024 included $2,851 of prepaid expenses and $nil of an unsecured loan from third party (December 31, 2023 - $18,991).  As at December 31, 2024, an allowance for doubtful accounts of $15,282 was recorded reducing the loan balance to $nil as a result of uncertainties surrounding the recoverability of this loan.